Cover Page	Jul. 21, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	CBL & ASSOCIATES PROPERTIES, INC.
Entity Central Index Key	0000910612
Entity Emerging Growth Company	false
Entity File Number	1-12494
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1545718
Entity Address, Address Line One	2030 Hamilton Place Blvd., Suite 500
Entity Address, City or Town	Chattanooga
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37421-6000
City Area Code	423
Local Phone Number	855-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CBLAQ
Security Exchange Name	NYSE
7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	7.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value (represented by depositary shares each representing a 1/10th fractional share)
Trading Symbol	CBLDQ
Security Exchange Name	NYSE
6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	6.625% Series E Cumulative Redeemable Preferred Stock, $0.01 par value (represented by depositary shares each representing a 1/10th fractional share)
Trading Symbol	CBLEQ
Security Exchange Name	NYSE
CBL & Associates Limited Partnership
Document Information [Line Items]
Entity Registrant Name	CBL & ASSOCIATES LIMITED PARTNERSHIP
Entity Central Index Key	0000915140
Entity File Number	333-182515-01
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	62-1542285